Fair Value Measurements (Notional Amounts And Fair Values Of Interest Rate Swaps) (Details) (Recurring [Member], USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	$ 13,695	$ 9,349
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	515	480
Fair Value Hedging | Floating-Rate Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	3,445	3,945
Fair Value Hedging | Floating-Rate Interest Rate Swaps [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	60	183
Net Investment Hedging | Cross-currency interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	1,250	1,250
Net Investment Hedging | Cross-currency interest rate swaps | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	223	316
Cash Flow Hedging | Cross-currency interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	2,944	2,884
Cash Flow Hedging | Cross-currency interest rate swaps | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	230	(3)
Cash Flow Hedging | Fixed-Rate Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	1,056	1,270
Cash Flow Hedging | Fixed-Rate Interest Rate Swaps [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	(8)	(16)
Cash Flow Hedging | Forward Starting Interest Rate Swap [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	5,000	0
Cash Flow Hedging | Forward Starting Interest Rate Swap [Domain] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 10	$ 0